Revenue - Movements in Contract Costs, Typically Developer Commissions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs beginning balance	$ 72	$ 60
Costs incurred	11	19
Amortisation	(9)	(7)
Exchange and other adjustments	1
Contract costs ending balance	75	72
Contract costs disclosed as:
Current			$ 5	$ 5	$ 5
Non-current			70	67	55
Total contract costs	$ 72	$ 60	$ 75	$ 72	$ 60